PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

12)  PROPERTY, PLANT AND EQUIPMENT

a)  Breakdown and changes

	Switching	Terminal					Assets and
	and transmission	equipment				Estimated	facilities under
	equipment	/ modems	Infrastructure	Land	Other P&E	losses (1)	construction	Total
Annual depreciation rate(%)	2.50 to 25.00	6.67 to 66.67	2.50 to 66.67	—	10.00 to 25.00	—	—	—
Balances and changes:
Balance at 12/31/15	20,935,963	3,146,109	3,655,951	315,705	1,066,452	(494,149)	1,850,734	30,476,765
Additions	634,635	203,775	159,081	215	288,666	(19,962)	5,543,398	6,809,808
Write-offs, net (2)	(24,236)	(816)	(99,437)	(201)	3,059	28,539	(38,959)	(132,051)
Net transfers	3,473,332	677,572	523,995	—	(159,702)	(3)	(4,625,143)	(109,949)
Depreciation (Note 24)	(2,787,820)	(1,438,333)	(514,383)	—	(379,119)	—	—	(5,119,655)
Balance at 12/31/16	22,231,874	2,588,307	3,725,207	315,719	819,356	(485,575)	2,730,030	31,924,918
Additions	42,999	141,132	91,160	550	259,620	(37,374)	6,085,487	6,583,574
Write-offs, net	(88,766)	(7,602)	(6,966)	(1,916)	(2,522)	162,319	(18,897)	35,650
Net transfers	3,634,293	1,471,431	619,008	—	34,093	132,578	(5,910,612)	(19,209)
Depreciation (Note 24)	(3,011,291)	(1,468,936)	(544,454)	—	(284,983)	—	—	(5,309,664)
Business Combination (Note 1.c.1)	—	—	1,342	—	4,888	—	817	7,047
Balance at 12/31/17	22,809,109	2,724,332	3,885,297	314,353	830,452	(228,052)	2,886,825	33,222,316

At 12.31.16
Cost	70,789,534	15,294,619	15,023,890	315,719	4,308,718	(485,575)	2,730,030	107,976,935
Accumulated depreciation	(48,557,660)	(12,706,312)	(11,298,683)	—	(3,489,362)	—	—	(76,052,017)
Total	22,231,874	2,588,307	3,725,207	315,719	819,356	(485,575)	2,730,030	31,924,918

At 12.31.17
Cost	74,100,056	16,845,903	15,728,808	314,353	4,687,395	(228,052)	2,886,825	114,335,288
Accumulated depreciation	(51,290,947)	(14,121,571)	(11,843,511)	—	(3,856,943)	—	—	(81,112,972)
Total	22,809,109	2,724,332	3,885,297	314,353	830,452	(228,052)	2,886,825	33,222,316
(1)	The Company recognized estimated losses for potential obsolescence of materials used in property and equipment maintenance, based on levels of historical use and expected future use.
(2)

Net write-offs regarding “Infrastructure and Assets and Facilities under Construction” for the year ended December 31, 2016, include the amount of R$99,210 regarding the disposal of 1,655 towers owned by the Company to Telxius Torres Brasil Ltda, a directly controlled Telefónica subsidiary.

b)  Depreciation rates

In accordance with IAS 16, the Company performed valuations of useful lives applied to its property, plant and equipment using the direct comparative method of market data. The results of these evaluations did not indicate the need for changes in useful lives in 2017.

In relation to 2016, these evaluations indicated the need for changes in useful lives and annual depreciation rates for some items of asset classes. This change in the accounting estimate, which was applied reduced the depreciation expense for the annual period ended December 31, 2016 by R$157,053.

c)  Property and equipment items pledged in guarantee

At December 31, 2017, the Company had consolidated amounts of property and equipment items pledged in guarantee for lawsuits, amounting to R$176,591  (R$203,600 at December 31, 2016).

d)  Reversible assets

The STFC service concession arrangement establishes that all assets owned by the Company and that are indispensable to the provision of the services described in the referred to arrangement are considered “reversible” (returnable to the concession authority). At December 31, 2017, estimated residual value of reversible assets was R$8,763,355  (R$8,813,916 at December 31, 2016), which comprised switching and transmission equipment and public use terminals, external network equipment, energy, system and operational support equipment.

e)  Finance lease

At December 31, 2017, classes of switching and transmission equipment, infrastructure and other assets included the net residual amounts of R$280,103  (R$298,604 as of December 31, 2016), in which the Company is a lessee of financial leasing operations.